10. BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES (Details) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		1,387,524,047	1,387,524,047
Diplic II- Fundo de investimento multimercado credito privado [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interest (%), exclusive funds		100.00%	100.00%
Core business		Investment fund
Caixa Vertice - Fundo de investimento multimercado credito privado [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interest (%), exclusive funds		100.00%	100.00%
Core business		Investment fund
VR1 - Fundo de investimento multimercado credito privado [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interest (%), exclusive funds		100.00%	100.00%
Core business		Investment fund
Arvedi Metalfer do Brasil S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		49,074,882
Equity interest (%), associate		20.00%	20.00%
Core business		Metallurgy and Equity interests
Ita Energetica S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		253,606,846
Equity interests (%), operation		48.75%	48.75%
Core business		Electric power generation
CONSORCIO DA USINA HIDRELETRICA DE IGARAPAVA [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), operation		17.92%	17.92%
Core business		Electric power consortium
MRS Logistica S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)	[1]	63,377,198
Equity interest (%), joint venture	[1]	18.64%	18.64%
Core business	[1]	Railroad transportation
Aceros Del Orinoco S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interest (%), joint venture		31.82%	31.82%
Core business		Dormant company
Transnordestina logistica s.a [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)	[2]	24,670,093
Equity interest (%), joint venture	[2]	47.26%	47.26%
Core business	[2]	Railroad logistics
Equimac S.A [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)	[3]	1,117
Equity interest (%), joint venture	[3]	50.00%
Core business	[3]	Rental of commercial and industrial machinery and equipment
MRS Logistica S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interest (%), joint venture	[1]	16.30%	16.30%
Core business	[1]	Railroad transportation
CSN Islands VII Corp. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		20,001,000
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions
CSN inova ventures [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)	[4]	50,000
Equity interests (%), subsidiary	[4]	100.00%	100.00%
Core business	[4]	Financial transactions
CSN Islands XII Corp. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		1,540
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions
CSN Steel S.L.U. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		22,042,688
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Equity interests and Financial transactions
TdBB S.A [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)	[5]
Equity interests (%), subsidiary	[5]	100.00%	100.00%
Core business	[5]	Equity interests
Sepetiba Tecon S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		254,015,052
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Port services
Minerios nacional s.a. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		141,719,295
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Mining and Equity interests
Companhia Florestal do Brasil [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		66,354,391
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Reforestation
Estanho de Rondonia S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		195,454,162
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Tin Mining
Companhia Metalurgica Prada [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		555,142,354
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Manufacture of containers and distribution of steel products
CSN Mineracao SA [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		158,419,480
Equity interests (%), subsidiary		87.52%	87.52%
Core business		Mining
CSN Energia S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		43,149
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Sale of electric power
FTL - FERROVIA TRANSNORDESTINA LOGISTICA SA ("FTL") [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		486,592,830
Equity interests (%), subsidiary		92.38%	92.38%
Core business		Railroad logistics
Nordeste Logistica S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		99,999
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Port services
CSN Inova Ltd. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Advisory and implementation of new development projec
CSN Equipamentos S.A [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)	[3]
Equity interests (%), subsidiary	[3]		99.99%
Core business	[3]	Rental of commercial and industrial machinery and equipment
CBSI - Companhia Brasileira de Servicos de Infraestrutura [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)		4,669,986
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Equity interests and product sales and iron ore
CSN Cimentos S.A [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)	[6]	90
Equity interests (%), subsidiary	[6]	90.00%
Core business	[6]	Manufacturing and sale of cement
Lusosider Projectos Siderurgicos S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Equity interests and product sales
Lusosider Acos Planos, S. A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Steel and Equity interests
CSN Resources S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions and Equity interests
Companhia Brasileira de Latas [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		99.99%	99.99%
Core business		Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metalicas MMSA [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		99.67%	99.67%
Core business		Production and sale of cans and related activities
Companhia de Embalagens Metalicas - MTM [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		99.67%	99.67%
Core business		Production and sale of cans and related activities
CSN Steel Holdings 1, S.L.U. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions, product sales and Equity interests
CSN Productos Siderurgicos S.L. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions, product sales and Equity interests
Stalhwerk Thuringen GmbH [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Production and sale of long steel and related activities
CSN Steel Sections UK Limited [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary	[7]		100.00%
Core business	[7]	Sale of long steel
CSN Steel Sections Polska Sp.Z.o.o [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		87.52%	87.52%
Core business		Financial transactions, product sales and Equity interests
CSN Mining GmbH [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		87.52%	87.52%
Core business		Financial transactions, product sales and Equity interests
CSN Mining Asia Limited [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		87.52%	87.52%
Core business		Commercial representation
Lusosider Iberica S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		87.52%	87.52%
Core business		Commercial and representation of products
Companhia Siderurgica Nacional, LLC [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Equity interests (%), subsidiary		100.00%	100.00%
Core business		Import and distribution/resale of products
CSN Cimentos S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Number of shares held by CSN (in units)	[6]	10
Equity interests (%), subsidiary	[6]	10.00%
Core business	[6]	Manufacturing and sale of cement

[1]	As of December 31, 2020, the Company directly held 63,377,198 shares, of which 26,611,282 were common and 36,765,916 were preferred, and indirectly 63,338,872 shares, of which 25,802,872 were common and 37,536,000 were preferred
[2]	As of December 31, 2020, the Company had 24,168,304 common shares and 501,789 Class B preferred shares.
[3]	On June 26, 2020, CSN Equipamentos SA had its corporate name changed to Equimac SA and its capital increased by Unidas Guindastes Eireli. With this capital increase, CSN's stake in Equimac's share capital increased to 50% and was classified as joint venture.
[4]	On June 29, 2020, CSN Islands XI Corp. changed its corporate name to CSN Inova Ventures.
[5]	Dormant companies.
[6]	Company acquired on October 2, 2020.
[7]	Company liquidated on March 11, 2020.